Financial instruments, Disclosure of financial assets and liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost [Abstract]
Financial assets	£ 244,884	£ 136,307
Financial assets, at fair value	244,884	136,307
Financial liabilities at amortized cost [Abstract]
Financial liabilities	69,619	61,738
Financial liabilities, at fair value	69,619	61,738
Trade Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	6,047	1,797
Financial assets, at fair value	6,047	1,797
Current Deposits and Accrued Income [Member]
Financial assets at amortized cost [Abstract]
Financial assets	0	1,221
Financial assets, at fair value	0	1,221
Non-current Financial Assets and Other Receivables [Member]
Financial assets at amortized cost [Abstract]
Financial assets	951	3,573
Financial assets, at fair value	951	3,573
Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Financial assets	237,886	129,716
Financial assets, at fair value	237,886	129,716
Trade Payables and Accruals [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	32,393	25,084
Financial liabilities, at fair value	32,393	25,084
Interest Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Financial liabilities	37,226	36,654
Financial liabilities, at fair value	£ 37,226	£ 36,654